Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Options Outstanding and Exercised Under Prior and Existing Stock Incentive Plans
The following is a summary of stock options outstanding and exercised under prior and existing stock incentive plans of the Company:

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)

2021
Number outstanding at beginning of period	5,180,391	$40.38
Exercised	(1,281,646)	33.66
Cancelled (a)	(8,614)	48.20

Number outstanding at end of period (b)	3,890,131	$42.58	3.3	$53
Exercisable at end of period	3,890,131	$42.58	3.3	$53

2020
Number outstanding at beginning of period	5,718,256	$39.25
Exercised	(513,293)	27.48
Cancelled (a)	(24,572)	45.08

Number outstanding at end of period (b)	5,180,391	$40.38	3.7	$32
Exercisable at end of period	4,942,077	$39.68	3.6	$34

2019
Number outstanding at beginning of period	9,115,010	$34.52
Exercised	(3,333,467)	26.36
Cancelled (a)	(63,287)	36.74

Number outstanding at end of period (b)	5,718,256	$39.25	4.4	$115
Exercisable at end of period	4,869,805	$37.67	4.0	$105
Note:	The Company did not grant any stock option awards during 2021, 2020 and 2019.
(a)	Options cancelled include both non-vested (i.e., forfeitures) and vested options.
(b)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Summary of Certain Stock Option Activity
The following summarizes certain stock option activity of the Company:

Year Ended December 31 (Dollars in Millions)	2021	2020	2019
Fair value of options vested	$3	$7	$10
Intrinsic value of options exercised	27	11	95
Cash received from options exercised	43	14	88
Tax benefit realized from options exercised	7	3	24

Stock Options Outstanding Additional Information
Additional information regarding stock options outstanding as of December 31, 2021, is as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$25.01—$30.00	251,126	.1	$28.63	251,126	$28.63
$30.01—$35.00	446,538	1.1	33.98	446,538	33.98
$35.01—$40.00	1,051,053	4.1	39.49	1,051,053	39.49
$40.01—$45.00	1,269,994	2.7	42.43	1,269,994	42.43
$45.01—$50.00	—	—	—	—	—
$50.01—$55.01	871,420	5.1	54.96	871,420	54.96
	3,890,131	3.3	$42.58	3,890,131	$42.58

Summary of Company's Restricted Shares of Stock and Unit Awards
A summary of the status of the Company’s restricted shares of stock and unit awards is presented below:

	2021		2020		2019
Year Ended December 31	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value
Outstanding at beginning of period	6,343,313	$51.38	6,606,833	$48.99	6,719,298	$48.17
Granted	4,512,995	52.54	3,552,923	53.90	3,519,474	50.45
Vested	(3,793,978)	53.27	(3,534,770)	49.28	(3,270,778)	48.69
Cancelled	(249,577)	52.83	(281,673)	53.51	(361,161)	50.55
Outstanding at end of period	6,812,753	$51.04	6,343,313	$51.38	6,606,833	$48.99